Pensions - Principal Actuarial Assumptions Used and Sensitivity Analysis of Present Value of Defined Benefit Obligation Effected by Changes of Principal Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	1.40%	1.50%
Future salary increases	3.50%	3.50%